Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	€ 1,978	€ 1,957	€ 1,726
Deferred tax assets unrecognized	164,079	128,377	145,513
Deferred taxes in the consolidated statement of operations	20	231	1,433
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	414	421	€ 1,433
Deferred tax expenses relating to change in tax rates	(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	€ (213)	€ (190)